Short-Term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IFRS Statement [Line Items]
Unsecured borrowings	$ 57,339	$ 20,000
Secured borrowings	164,000	164,000
Unused credit lines	242,476	247,295
Unsecured Borrowings
IFRS Statement [Line Items]
Unsecured borrowings	57,339	20,000
Secured Borrowings
IFRS Statement [Line Items]
Secured borrowings	164,000	164,000	$ 147,000
Short-term borrowings [member]
IFRS Statement [Line Items]
Unsecured borrowings	57,339	20,000
Secured borrowings	$ 164,000	$ 164,000